8. STOCK OPTION PLANS (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Options Granted
Expected volatility	303.10%	203.04%
Risk-free interest rate	1.06%	1.88%
Expected term (in years)	6 years 7 months 25 days	6 years 6 months 15 days
Warrants Granted
Expected volatility	52.88%	56.83%
Risk-free interest rate	0.30%	1.07%
Expected term (in years)	3 years 6 months	3 years